Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Firecrest (Detail) (Firecrest Clinical Limited) In Thousands, unless otherwise specified	Jul. 14, 2011 USD ($)		Jul. 14, 2011 EUR (€)	Jul. 14, 2011 Technology Assets USD ($)	Jul. 14, 2011 Customer relationships acquired USD ($)	Jul. 14, 2011 Order Backlog USD ($)	Jul. 14, 2011 Trade Names USD ($)
Business Acquisition [Line Items]
Property, plant and equipment	$ 687
Goodwill	48,073	[1]
Intangible asset				11,169	5,243	1,172	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Liability arising from contingent consideration arrangement	(44,028)
Net assets acquired	24,463
Cash consideration	24,463		17,000
Contingent consideration	44,028
Amount of total consideration	68,491
Liabilities included in preliminary purchase price allocation re contingent consideration	(44,028)
Net assets acquired	$ 24,463

[1]	Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.